Inventories - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Inventories [Abstract]
Raw materials	$ 873,974	$ 1,164,420
Work-in-progress	259,343	247,248
Finished goods	501,756	626,327
Goods-in-transit	278,299	22,888
Less: Allowance for inventories write-down	(267,039)	(258,160)	$ (192,390)
Inventories	$ 1,646,333	$ 1,802,723